4. Income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)
Profit/(loss before) income taxes/(benefit): The PRC and Hong Kong		$ (640)		$ (1,904)		$ (879)
The provision / (credit) for income taxes consist of:
Current tax expenses: The PRC and Hong Kong		212		(72)		8
Total current provision / (credit)		212		(72)		8
Deferred tax expenses: The PRC and Hong Kong		16		25		10
Total deferred provision		$ 16		$ 25		$ 10
ZHEJIANG TIANLAN
The provision / (credit) for income taxes consist of:
Current PRC EIT Domestic | ¥	¥ 6,298		¥ 3,351		¥ 3,950
Total current provision / (credit) | ¥	6,298		3,351		3,950
Deferred tax benefit: | ¥	(1,337)		(177)		(1,391)
Total deferred provision | ¥	¥ (1,337)		¥ (177)		¥ (1,391)